Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 1,608,888	$ 1,175,792
In process and finished products	1,252,200	1,433,522
Total	$ 2,861,088	$ 2,609,314